CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues from services	$ 19,654.1	$ 19,329.9	$ 20,762.8
Cost of services	16,320.3	16,034.1	17,274.6
Gross profit	3,333.8	3,295.8	3,488.2
Selling and administrative expenses	2,583.0	2,606.9	2,768.3
Operating profit	750.8	688.9	719.9
Interest and other expenses	49.5	28.2	38.3
Earnings before income taxes	701.3	660.7	681.6
Provision for income taxes	257.6	241.5	254.0
Net earnings	$ 443.7	$ 419.2	$ 427.6
Net earnings per share - basic (in dollars per share)	$ 6.33	$ 5.46	$ 5.38
Net earnings per share - diluted (in dollars per share)	$ 6.27	$ 5.40	$ 5.30
Weighted average shares - basic (in shares)	70.1	76.8	79.5
Weighted average shares - diluted (in shares)	70.8	77.7	80.7